Equity (Share-based Payments to Employees, Non-marketable Options, Range of Exercise Prices) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range Of Exercise Price Of Outstanding Share Options Nis	9.46-34.30	10.77-30.06	12.77-18.06
Range Of Exercise Price Of Outstanding Share Options Usd	2.70-9.81	3.06-8.54	4.11-5.81